Financial assets and financial liabilities (Details) - Schedule of trade and other receivables - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Trade And Other Receivables Abstract
Trade receivables	[1]	$ 217,154	$ 28,553
Loss allowance		(8,809)
Accrued income – Australian R&D tax incentive refund	[2]	257,500	306,154
Other income receivables – R&D grants	[3]	197,051
Total		$ 662,896	$ 334,707

[1]	All trade receivables are non-interest bearing.
[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.
[3]	As at 30 June 2022, the group has other income receivables of $100,328 R&D grant from the Henry M Jackson Foundation (“HJF”) and $96,723 R&D grant from Medical Technology Enterprise Consortium (“MTEC”).